Geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Geographic Information
Schedule of revenue by geographic area
	2022	2023	2024

Total Revenue
The PRC	9,984,500	10,410,574	10,533,327
Indonesia	1,067,429	1,885,586	1,887,770
Others	82,274	251,285	644,727
	11,134,203	12,547,445	13,065,824